UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SBC Financial Services Inc.
Address:        2401 Cedar Springs Rd
                Dallas, TX 75201

Form 13F File Number:  28 - 10998


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                Dallas, TX              4/8/2005
-----------------------------  -----------------------     ------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name
     28- 2321                  Alliance Capital Management, L.P.
     28-05508                  Aronson + Johnson + Ortiz, LP
     28-1006                   Barrow, Hanley, Mewhinney & Strauss, Inc.
     28-5703                   BlackRock Advisors, Inc.
     28-5703                   BlackRock Institutional
     28-00096                  Capital Guardian Trust Company
     28-3706                   Equinox Capital Management
     28-10956                  Genesis Investment Management LTD
     28-10956                  Genesis, International
     28-10312                  Goldman Sachs Asset Management
     28-398                    Loomis, Sayles & Company, Inc./Fixed Inc. Group
     28-06748                  Marsico Capital Management, LLC
     28-290                    Northern Trust Investments, Inc.
     28-03591                  Numeric Investors LP
     28-07376                  Oechsle International Advisors, LLC
     28-4976                   Pacific Investment Management Co. LLC (PIMCO)
     28-04643                  Payden & Rygel
     28-10372                  Philadelphia International Advisors, LP
     28-00969                  Provident Investment Counsel
     28-04357                  RCM Capital Management LLC
     28-05734                  Sands Capital Management, Inc.
     28-2293                   TimesSquare Capital Management, Inc.
     28-00620                  Trust Company of the West (TCW)
     28-05591                  Walter Scott & Partners Limited
     28-10245                  Western Asset Management Co.
     28-10245                  Western Asset Limited